TYPE			13F-HR

PERIOD			12/31/07

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: DECEMBER 31, 2007

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   JANUARY 28, 2008

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH DECEMBER 31, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  55 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $49,473(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     2557    33834 SH       Sole                    23024             10810
                                                               234     3100 SH       Other                                      3100
AMERICAN INTL GRP              COM              026874107     1952    33488 SH       Sole                    22478             11010
                                                                73     1250 SH       Other                                      1250
ASPEN INS HDGS LTD             COM              G05384105     1332    46197 SH       Sole                    30887             15310
                                                                52     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1952    20591 SH       Sole                    13721              6870
                                                               133     1400 SH       Other                                      1400
CITIGROUP INC                  COM              172967101     1362    46254 SH       Sole                    31249             15005
COMCAST CORP A                 COM              20030n101     1288    70528 SH       Sole                    45778             24750
                                                                24     1300 SH       Other                                      1300
COVIDIEN LTD                   COM              G2552X108     1178    26589 SH       Sole                    17749              8840
                                                                27      618 SH       Other                                       618
DOVER CORP                     COM              260003108     2223    48222 SH       Sole                    31992             16230
                                                                97     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     1681    29660 SH       Sole                    19335             10325
FIDELITY NATL FINL             COM              31620R105      720    49314 SH       Sole                    31974             17340
                                                                28     1885 SH       Other                                      1885
GENERAL ELECTRIC               COM              369604103     2584    69702 SH       Sole                    46762             22940
                                                                99     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     1470    54566 SH       Sole                    37021             17545
                                                                44     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2792    45343 SH       Sole                    30273             15070
                                                                29      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     2823    42326 SH       Sole                    28418             13908
                                                               107     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104      777    23804 SH       Sole                    16073              7731
                                                                70     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1538    14513 SH       Sole                     9773              4740
                                                                55      515 SH       Other                                       515
LANDAMERICA FINL GRP           COM              514936103      906    27085 SH       Sole                    17565              9520
                                                                35     1040 SH       Other                                      1040
LOWE'S COMPANIES               COM              548661107     1613    71295 SH       Sole                    48340             22955
                                                                50     2200 SH       Other                                      2200
MONTPELIER RE HLDGS LTD        COM              G62185106      835    49100 SH       Sole                    33205             15895
NEWS CORP LTD A                COM              65248E104     1894    92425 SH       Sole                    61620             30805
                                                                74     3605 SH       Other                                      3605
ST JUDE MEDICAL                COM              790849103     1328    32665 SH       Sole                    21935             10730
                                                                49     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     2265    30316 SH       Sole                    20191             10125
                                                                83     1110 SH       Other                                      1110
TEXTRON INC                    COM              883203101     2392    33545 SH       Sole                    21760             11785
                                                               101     1410 SH       Other                                      1410
TYCO ELECTRONICS               COM              G9144P105     1006    27104 SH       Sole                    18074              9030
                                                                23      618 SH       Other                                       618
TYCO INTL LTD                  COM              G9143X208     1068    26944 SH       Sole                    18074              8870
                                                                25      618 SH       Other                                       618
UNITEDHEALTH GRP               COM              91324p102     1453    24970 SH       Sole                    16815              8155
                                                                52      895 SH       Other                                       895
WAL-MART STORES                COM              931142103     2489    52368 SH       Sole                    35308             17060
                                                                94     1980 SH       Other                                      1980
WYNDHAM WORLDWIDE              COM              98310W108      745    31608 SH       Sole                    21233             10375
                                                                28     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102     1514    22892 SH       Sole                    15467              7425
                                                                55      825 SH       Other                                       825